Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at 2021	R$ 58,923	R$ 43,153
Dividends and interest on equity	(9,309)	(295)
Equity in results of investees	34,848	9,239
Other comprehensive income	(663)	5,825
Other	255	1,001
Capital increase	64,969
Balance at 2022	149,023	58,923
Associate 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at 2021	41,113	32,272
Dividends and interest on equity	(5,013)	(295)
Equity in results of investees	11,296	9,136
Balance at 2022	47,396	41,113
Associate 2 [Member]
IfrsStatementLineItems [Line Items]
Balance at 2021	16,625	10,697
Dividends and interest on equity	(4,296)
Equity in results of investees	25,384	103
Other comprehensive income	(1,174)	5,825
Balance at 2022	36,539	16,625
Associate 3 [Member]
IfrsStatementLineItems [Line Items]
Balance at 2021
Equity in results of investees	(1,832)
Other comprehensive income	1,299
Capital increase	41,908
Balance at 2022	41,375
Associate 4 [Member]
IfrsStatementLineItems [Line Items]
Balance at 2021	1,185	184
Other comprehensive income	(788)
Other	255	1,001
Capital increase	23,061
Balance at 2022	R$ 23,713	R$ 1,185